Income Taxes (Schedule Of Income from Continuing Operations Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
U.S. operations	$ 246,048	$ 180,084	$ 106,653
Foreign operations	(4,302)	4,644	2,273
Income from continuing operations before income taxes	$ 241,746	$ 184,728	$ 108,926